File Number 2-28097
Certification of translation of
Prospectus into Spanish filed
Pursuant to Rule 497(e)

Re: Enterprise Group of Funds, Inc.
Prospectus - Spanish translation;
our job #5807 and
5384.

CERTIFICATION

I John Connors, President of
Crimson Language Services, hereby
certify to the best of our knowledge
and belief that the above
referenced updated document is a
true and correct translation from
English into Spanish of the current
version of the original Enterprise
Group of Funds, Inc. Prospectus.

The material has been proofread and
conforms to accepted current language
usage such as grammar, as well as
industry-specific terminology.  The
material properly conveys the intended
meaning of the English language
original.

We hereby declare that all statements
made herein of our own knowledge are
true and that all statements made on
information and belief are believed to
be true.

Signed this 8th day of January, 2001

/s/ John Connors
for Crimson Language Services